File No. 033-06510

AS FILED NOVEMBER 3, 1999

                     U.S. SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                                    FORM N-14
           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 |X|
                         Pre-Effective Amendment No. |_|

                        X Post-Effective Amendment No. 1
                        (Check appropriate box or boxes)

                             TEMPLETON INCOME TRUST
               (Exact Name of Registrant as Specified in Charter)

                                 (954) 527-7500
                        (Area Code and Telephone Number)

                           500 EAST BROWARD BOULEVARD
                         FORT LAUDERDALE, FL 33394-3091
                     Address of Principal Executive Offices:
                     (Number, Street, City, State, Zip Code)

                            BARBARA J. GREEN, ESQUIRE
                           500 EAST BROWARD BOULEVARD
                         FORT LAUDERDALE, FL 33394-3091
                     Name and Address of Agent for Service:
                  (Number and Street) (City) (State) (Zip Code)

                                   Copies to:

                             BRUCE G. LETO, ESQUIRE
                       STRADLEY RONON STEVENS & YOUNG, LLP
                            2600 ONE COMMERCE SQUARE
                             PHILADELPHIA, PA 19103



TITLE OF THE SECURITIES BEING REGISTERED: SHARES OF BENEFICIAL INTEREST, PAR VALUE $.01 PER SHARE, OF TEMPLETON GLOBAL BOND FUND CLASS A. NO FILING FEE IS DUE BECAUSE REGISTRANT IS RELYING ON SECTION 24(F) OF THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED.






                                     PART A

         Part A of Templeton Income Trust is incorporated herein by reference to the electronic filing made on July 9, 1999, under File No. 33-6510.





                                     PART B

         Part B of Templeton Income Trust is incorporated herein by reference to the electronic filing made on July 9, 1999, under File No. 33-6510.





                                     PART C.

                                OTHER INFORMATION

Item 15.      INDEMNIFICATION

         All trustees and officers of the Registrant are to be indemnified to the fullest extent permitted by law for any liabilities incurred in connection with the affairs of the Registrant, except in cases where bad faith, willful misfeasance, gross negligence or reckless disregard of duties is established. Reference is made to Article IV of the Registrant's Declaration of Trust (filed with Post-Effective Amendment No. 17 to the Registration Statement filed on December 29, 1995 and incorporated herein by reference.) Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16.      EXHIBITS

The following exhibits are incorporated herein by reference to the previously filed document indicated below, except as noted:

(1)      Copies of the charter of the Registrant as now in effect:

         (i) Declaration of Trust dated June 16, 1986 (Previously filed with Post Effective Amendment No. 17 to the Registration Statement on December 29, 1995)

         (ii) First Amendment to the Declaration of Trust dated September 30, 1987 (Previously filed with Post Effective Amendment No. 17 to the Registration Statement on December 29, 1995)

         (iii) Second Amendment to the Declaration of Trust dated February 24, 1995 (Previously filed with Post Effective Amendment No. 16 to the Registration Statement on April 28, 1995)

         (iv) Establishment and Designation of Classes dated February 24, 1995 (Previously filed with Post Effective Amendment No. 16 to the Registration Statement on April 28, 1995)

         (v)      Amendment to the Declaration of Trust dated February 22, 1996
                 (Previously filed with Post Effective Amendment No. 18
                  to the Registration Statement on December 27, 1996)

         (vi) Establishment and Designation of Classes dated December 26, 1996 (Previously filed with Post Effective Amendment No. 20 to the Registration Statement on December 22, 1997)

(2)      Copies of the existing by-laws or corresponding instruments of the
         Registrant:

         (i) Amended and Restated By-Laws of Templeton Income Trust dated July 29, 1992 (Previously filed with Post Effective Amendment No. 17 to the Registration Statement on December 29, 1995)

(3) Copies of any voting trust agreement affecting more than 5 percent of any class of equity securities of the Registrant:

                  Not Applicable

(4) Copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it:

         (i)      Agreement and Plan of Reorganization dated August 2, 1999

(5) Copies of all instruments defining the rights of holders of the securities being registered including, where applicable, the relevant portion of the articles of incorporation or by-laws of the Registrant:

                  Not Applicable

(6) Copies of all investment advisory contracts relating to the management of the assets of the registrant:

         (i) Amended and Restated Management Agreement between the Registrant on behalf of Templeton Global Bond Fund and Templeton Investment Counsel, Inc. dated December 6, 1994 (Previously filed with Post Effective Amendment No. 16 to the Registration Statement on April 28, 1995)

(7) Copies of each underwriting or distribution contract between the registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers:

         (i) Amended and Restated Distribution Agreement between the Registrant and Franklin Templeton Distributors, Inc., dated May 1, 1995 (Previously filed with Post Effective Amendment No. 17 to the Registration Statement on December 29, 1995)

         (ii) Form of Dealer Agreement between Registrant and Franklin Templeton Distributors, Inc. and Securities Dealers (Previously filed with Post Effective Amendment No. 21 to the Registration Statement on October 30, 1998)

         (iii) Amendment of Dealer Agreement dated May 15, 1998 (Previously filed with Post Effective Amendment No. 21 to the Registration Statement on October 30, 1998)

(8) Copies of all bonus, profit sharing, pension or other similar contracts or arrangements wholly or partly for the benefit of directors or officers of the registrant in their capacity as such. Furnish a reasonably detailed description of any plan that is not set forth in a formal document:

                  Not applicable

(9)      Copies of all custodian agreements and depository contracts under
         Section 17(f) of the 1940 Act, for securities and similar investments of the Registrant including the schedule of remuneration:

         (i) Custody Agreement between Registrant and The Chase Manhattan Bank dated September 15, 1986 (Previously filed with Post Effective Amendment No. 17 to the Registration Statement on December 29, 1995)

         (ii) Amendment dated March 3, 1998 to the Custody Agreement (Previously filed with Post Effective Amendment No. 21 to the Registration Statement on October 30, 1998)

         (iii) Amendment No. 2 dated July 23, 1998 to the Custody Agreement (Previously filed with Post Effective Amendment No. 21 to the Registration Statement on October 30, 1998)

(10) Copies of any plan entered into by Registrant pursuant to Rule 12b-1 under the 1940 Act and any agreements with any person relating to implementation of the plan, and copies of any plan entered into by Registrant pursuant to Rule 18f-3 under the 1940 Act, any agreement with any person relating to implementation of the plan, any amendments to the plan, and a copy of the portion of the minutes of the meeting of the Registrant's directors describing any action taken to revoke the plan:

         (i) Plan of Distribution pursuant to Rule 12b-1 dated May 1, 1995 (Previously filed with Post Effective Amendment No. 16 to the Registration Statement on April 28, 1995)

         (ii) Class II Distribution Plan pursuant to Rule 12b-1 dated May 1, 1995 (Previously filed with Post Effective Amendment No. 16 to the Registration Statement on April 28, 1995)

         (iii) Multiple Class Plan, Templeton Income Trust on behalf of Templeton Global Bond Fund - Advisor Class (Previously filed with Post Effective Amendment No. 20 to the Registration Statement on December 22, 1997)

(11) An opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and non-assessable:

         (i) Opinion and consent of counsel (Previously filed with Post Effective Amendment No. 20 to the Registration Statement on December 22, 1997)

(12) An opinion, and consent to its use, of counsel, or in lieu of an opinion, a copy of the revenue ruling from the Internal Revenue Services supporting the tax matters and consequences to shareholders discussed in the prospectus:

         (i) Opinion and consent of counsel supporting tax matters and consequences to shareholders dated October 21, 1999

(13) Copies of all material contracts of the Registrant not made in the ordinary course of business which are to be performed in whole or in part on or after the date of filing the registration statement:

         (i) Fund Administration Agreement dated October 1, 1996 and amended December 31, 1996 between the Registrant and Franklin Templeton Services, Inc. (Previously filed with Post Effective Amendment No. 20 to the Registration Statement on December 22,
                  1997)

         (ii) Amended and Restated Transfer Agent Agreement dated December 31, 1996 between the Registrant and Franklin/Templeton Investor Services, Inc. (Previously filed with Post Effective Amendment No. 20 to the Registration Statement on December 22, 1997)

         (iii) Sub-Transfer Agent Agreement dated March 1, 1992 between the Registrant, Templeton Funds Trust Company and The Shareholder Services Group, Inc. (Previously filed with Post Effective Amendment No. 17 to the Registration Statement on December 29,
                  1995)

         (iv) Sub-Accounting Services Agreement dated May 1, 1991 between the Registrant, Templeton Funds Trust Company, Financial Data Services, Inc., and Merrill Lynch, Pierce, Fenner & Smith, Inc. (Previously filed with Post Effective Amendment No. 17 to the Registration Statement on December 29, 1995)

 (14) Copies of any other opinions, appraisals or rulings, and consents to their use relied on in preparing the registration statement and required by Section 7 of the 1933 Act:

         (i) Consent of Independent Auditors, McGladrey & Pullen, LLP for Templeton Income Trust (Previously filed with the Registration Statement on Form N-14 on July 9, 1999)

(ii) Consent of Independent Auditors, McGladrey & Pullen, LLP for Templeton Global Investment Trust (Previously filed with the Registration Statement on Form N-14 on July 9, 1999)

(15)     All financial statements omitted pursuant to Item 14(a)(1):

                  Not applicable

(16) Manually signed copies of any power of attorney pursuant to which the name of any person has been signed to the registration statement:

         (i) Power of Attorney dated December 11, 1998 (Previously filed with the Registration Statement on Form N-14 on July 9, 1999)

Item 17.      UNDERTAKINGS

         (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

         (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.





                                   SIGNATURES

         Pursuant to the requirement of the Securities Act of 1933, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf, by the undersigned, thereunto duly authorized in the City of Fort Lauderdale, and the State of Florida, on the 3rd day of November 1999.

                                            TEMPLETON INCOME TRUST

                                            (Registrant)

                                           By: /s/GREGORY E. MCGOWAN
                                              -------------------------
                                              Gregory E. McGowan
                                              President

         As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:


/s//GREGORY E. MCGOWAN                         Principal Executive Officer
Gregory E. McGowan                             Dated:  November 3, 1999

JAMES R. BAIO*                                 Principal Financial and Accounting
                                               Officer
James R.  Baio                                 Dated: November 3, 1999

CHARLES B. JOHNSON*                            Trustee, Chairman of the Board and
                                               Vice President
Charles B. Johnson                             Dated: November 3, 1999

BETTY P. KRAHMER*                              Trustee
Betty P. Krahmer                               Dated: November 3, 1999

HARRIS J. ASHTON*                              Trustee
Harris J. Ashton                               Dated: November 3, 1999

S.  JOSEPH FORTUNATO*                          Trustee
S. Joseph Fortunato                            Dated: November 3, 1999

FRED R. MILLSAPS*                              Trustee
Fred R. Millsaps                               Dated: November 3, 1999

JOHN WM. GALBRAITH*                            Trustee
John Wm. Galbraith                             Dated: November 3, 1999

GORDON S. MACKLIN*                             Trustee
Gordon S. Macklin                              Dated: November 3, 1999

ANDREW H. HINES, JR.*                          Trustee
--------------------
Andrew H. Hines, Jr.                           Dated: November 3, 1999

NICHOLAS F. BRADY*                             Trustee
Nicholas F. Brady                              Dated: November 3, 1999



*By:/s/BARBARA J. GREEN
    ------------------------
    Barbara J. Green, Attorney-in-Fact
   (pursuant to Power of Attorney previously filed)









                                                             TEMPLETON INCOME TRUST
                                                      REGISTRATION STATEMENT ON FORM N-14

                                 EXHIBITS INDEX

EXHIBIT NO.              DESCRIPTION                                          LOCATION

EX-99.(1)(i)             Declaration of Trust dated June 16, 1986                 *

EX-99.(1)(ii)            First Amendment to the Declaration of Trust
                         dated September 30, 1987                                 *

EX-99.(1)(iii)           Second Amendment to the Declaration of Trust
                         dated February 24, 1995                                  *

EX-99.(1)(iv)            Establishment and Designation of Classes dated
                         February 24, 1995                                        *

EX-99.(1)(v)             Amendment to the Declaration of Trust dated
                         February 22, 1996                                        *

EX-99.(1)(vi)            Establishment and Designation of Classes dated
                         December 26, 1996                                        *

EX-99.(2)(i)             Amended and Restated By-Laws dated July 29, 1992         *

EX-99.(4)(i)             Agreement and Plan of Reorganization dated
                         August 2, 1999                                         Attached

EX-99.(6)(i)             Amended and Restated Management Agreement between        *
                         the Registrant on behalf of Templeton Global
                         Bond Fund and Templeton Investment Counsel, Inc.
                         dated December 6, 1994

EX-99.(7)(i)             Amended and Restated Distribution Agreement between      *
                         Registrant and Franklin/Templeton Distributors, Inc.,
                         dated May 1, 1995

EX-99.(7)(ii)            Form of Dealer Agreement between Franklin Templeton      *
                         Distributors, Inc. and Securities Dealers

EX-99.(7)(iii)           Amendment of Dealer Agreement dated May 15, 1998         *

EX-99.(9)(i)             Custody Agreement between Registrant and The Chase
                         Manhattan Bank dated September 15, 1986                  *

EX-99.(9)(ii)            Amendment dated March 3, 1998 to the Custody Agreement   *

EX-99.(9)(iii)           Amendment No. 2 dated July 23, 1998 to the Custody
                         Agreement                                                *

EX-99.(10)(i)            Plan of Distribution pursuant to Rule 12b-1 dated
                         May 1, 1995                                              *

EX-99.(10)(ii)           Class II Distribution Plan pursuant to Rule 12b-1
                         dated May 1, 1995                                        *

EX-99.(10)(iii)          Multiple Class Plan, Templeton Income Trust on           *
                         behalf of Templeton Global Bond Fund - Advisor Class

EX-99.(11)(i)            Opinion and consent of counsel                           *

EX-99.(12)               Opinion and consent of counsel supporting tax          Attached
                         matters and consequences to shareholders dated
                         October 21, 1999

EX-99.(13)(i)            Fund Administration Agreement dated October 1, 1996      *
                         and amended December 31, 1996 between Registrant and
                         Franklin/Templeton Investor Services, Inc.

EX-99.(13)(ii)           Amended and Restated Transfer Agent Agreement dated      *
                         December 31, 1996 between Registrant and Franklin/
                         Templeton Investor Services, Inc.

EX-99.(13)(iii)          Sub-Transfer Agent Agreement dated March 1, 1992         *
                         between Registrant, Templeton Funds Trust Company
                         and The Shareholder Services Group, Inc.

EX-99.(13)(iv)           Sub-Accounting Services Agreement dated May 1, 1991      *
                         between the Registrant, Templeton Funds Trust
                         Company, Financial Data Services, Inc., and
                         Merrill Lynch, Pierce, Fenner & Smith, Inc.

EX-99.(14)(i)            Consent of McGladrey & Pullen, LLP, Independent          *
                         Auditors for Templeton Income Trust

EX-99.(l4)(ii)           Consent of McGladrey & Pullen, LLP, Independent          *
                         Auditors for Templeton Global Investment Trust

EX-99.(16)(i)            Power of Attorney dated December 11, 1998                *


*Incorporated by Reference